SECURITIZATIONS AND VARIABLE INTEREST ENTITIES - Carrying Amounts and Classifications of Consolidated Assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity
Cash	$ 27,515	$ 26,349	$ 23,967
Trading account assets	331,945	375,079
Investments	512,822	447,359
Total loans, net of allowance	651,312	650,927
Other assets	125,879	110,683
Total assets	2,291,413	2,260,090
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity
Cash	0	0
Trading account assets	1,400	2,000
Investments	8,800	10,600
Total loans, net of allowance	35,400	29,300
Other assets	800	300
Total assets	$ 46,400	$ 42,200